4. Disposition of SPI China (Details Narrative) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($) shares
Lighting Charm [Member]
Options granted | shares	1,000,000
Fair value of options granted	$ 694
SR II [Member]
Sale of shares	2,802
Gain loss on disposal	(481)
SR V [Member]
Sale of shares	2,014
Gain loss on disposal	96
Discontinued Operations [Member] | SPI China [Member]
Additional paid in capital for excess of SPI China's book value of liabilities over assets	108,433
Loss on debt forgiveness	$ 536